Financial Instruments - Interest Rate Profile of Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments by type of interest rate [line items]
Short-term debt	¥ 27,994	¥ 42,527
Long-term debt	25,348	36,495
Total debt	¥ 53,342	¥ 79,022
Fixed rate debt as a percentage of total debt	90.10%	82.90%
Fixed rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Short-term debt	¥ 22,719	¥ 29,022
Long-term debt	25,348	36,495
Total debt	¥ 48,067	¥ 65,517
Fixed rate debt [member] | Short-term debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Effective interest rate	2.70%	2.50%
Fixed rate debt [member] | Long-term debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Effective interest rate	2.70%	3.10%
Variable rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Short-term debt	¥ 5,275	¥ 13,505
Total debt	¥ 5,275	¥ 13,505
Variable rate debt [member] | Short-term debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Effective interest rate	3.30%	3.80%